Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0000092500
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	STEWARD SELECT BOND FUND - Individual Class and Institutional Class
Objective [Heading]	rr_ObjectiveHeading	Investment Objective :
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide high current income with capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;

•	Your investment has a 5% return each year; and

•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in fixed income securities, including, but not limited to, corporate bonds, mortgage-backed securities and government and agency bonds and notes. These obligations may include U.S. dollar-denominated instruments issued in the U.S. by foreign banks and branches and foreign corporations. Other security types may include fixed-rate preferred stock and municipal bonds. Normally, the Fund will invest at least 80% of its assets in these types of instruments.* The Fund will invest only in securities rated investment grade (Baa/BBB or better) by Moody's Investor Service or Standard & Poor's, or comparably rated by another nationally recognized statistical rating organization, or determined to be of comparable quality (investment grade) by CAMCO at the time of purchase based on the security's characteristics, the entity's financial status, and any other available information. The Fund may also invest in other investment companies. Up to 15% of the Fund’s assets may be invested in illiquid securities, which are likely to consist primarily of debt securities and mortgages of churches, colleges, schools and other non-profit organizations that are not rated by a nationally recognized statistical rating organization but are determined by CAMCO to be investment grade. The Fund may invest up to 5% of its total assets in U.S. dollar-denominated debt securities of non-U.S. issuers. Also, the Fund may not invest more than 2% of its total assets in U.S. dollar-denominated debt securities of companies in emerging market countries. The Fund’s investments may have fixed variable or floating interest rates, with small portions of its portfolio in cash or short-term money market instruments. The Fund may purchase instruments on a when-issued or forward commitment basis, meaning that the Fund agrees to purchase the securities at a fixed price at a future date beyond customary settlement time. In order to construct the most appropriate portfolio to realize the Fund’s objective, the Fund’s managers will seek to balance three primary portfolio characteristics of duration, yield curve structure and sector allocations. When the mangers believe that future U.S. interest rates will trend to higher levels (largely, but not entirely, due to an expected increase in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations less than those stated for index benchmarks. When they believe that future U.S. interest rates will trend to lower levels (largely, but not entirely, due to an expected decrease in general economic activity producing a change in Federal Reserve Bank policy), they will create portfolio durations greater than those stated for index benchmarks. Except during periods of extraordinary volatility, duration levels will be targeted within eighty percent of benchmarks. Contributing to duration target decisions is a view of future inflationary price pressures which also determine Fed policymaking expectations. Other factors such as liquidity, credit concerns and relative yield levels may also direct how duration is created across sectors and may inhibit, or augment, how portfolio duration targets are selected.

* The 80% is measured as of the time of investment and is applied to the value of the Fund’s net assets plus the amount of any borrowings for investment purposes. For purposes of this limit, investments include those made directly or through other investment companies that have substantially similar 80% policies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this policy.

Yield curve decisions as to where, along option-adjusted term structures, investments should be concentrated begin with a bias toward intermediate maturities. The core of portfolio holdings will therefore be dominated, in most instances, at the heart of the yield curve. Allocations to very short maturities or very long maturities go hand-in-hand with targeted duration decisions. When the managers believe the trend for nominal interests will be higher, shorter-term securities will be favored over long-dated securities to complete our portfolio’s profile. When they believe the trend for nominal interest rates will be lower, longer-term issues will be favored over shorter.

U.S. Treasury investments are generally determined, in favor of agency and corporate issues, by changing degrees of desire for the safety and liquidity. Corporate sectors are under-weighted when the managers believe that slowing economic activity will put increased stress on corporate balance sheets and produce potential credit downgrades or other credit events, widening credit yield spreads. Subject to limits of the Fund’s concentration policy, which prevents the Fund from investing 25% or more in any one industry or group of industries, corporate sectors are over-weighted when the managers believe that increasing economic activity will improve corporate balance sheets and produce potential credit upgrades or other credit events, tightening credit yield spreads. Individual debt securities of any maturity may be purchased. Portfolio sales are determined in a variety of ways, including but not limited to strategic adjustments, yield enhancement replacements, current news shocks and credit deteriorations.

Socially Responsible Investing . The Fund uses its best efforts to avoid investing in companies that are materially involved with pornography, abortion, alcohol, gambling or tobacco, although it may invest up to 5% of its total assets in certain collective investment vehicles or derivatives that may include prohibited companies.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Investment in the Fund involves risk and your investment may lose money. The prices of fixed income securities in which the Fund invests will rise and fall in response to interest rate changes and changes in the credit rating, or default, of the issuer. Lower rated bonds and bonds with longer final maturities generally have higher credit risks. Variable and floating rate securities, although less sensitive to interest rate changes, may decline in value if their interest rates do not rise as quickly, or as much, as general interest rates. Also, if general market interest rates decline, the yield on these instruments will decline. Because the Fund prices its assets and determines its share value on each business day based on current market prices (see "Share Price"), a shareholder cannot avoid loss by holding a bond to maturity, as might be possible for an investor who invests in individual bonds rather than in Fund shares. Securities rated Baa/BBB (or comparably) are considered to have speculative characteristics. Ratings also may be unreliable, due to conflicts of interest between the rating agencies and the issuers and the lag between an event requiring a rating downgrade and the actual rating downgrade. Investments in securities of U.S. government agencies and instrumentalities have varying degrees of U.S. government backing and thus have risk of loss of principal, interest or default. Actions and statements of national and international government and economic policy institutions can, among other things, affect interest rates and trading volume of debt obligations, in addition to broader economic effects. Instruments of foreign banks and branches and foreign corporations are subject to different types of regulation, accounting and recordkeeping requirements, and information about them may be harder to obtain. Dollar-denominated instruments of foreign government or government-related entities may have similar risks and may not be supported as to payment of principal and interest by the relevant government. The Fund’s socially responsible investment policies may cause it to lose the advantage of certain investment opportunities. The illiquid securities in which the Fund may invest may not be able to be sold at an advantageous time or price. To the extent securities of any one industry or group of industries comprises close to 25% of the Fund’s benchmark, the Fund may be limited in its ability to overweight with respect to that industry or industry group, due to its fundamental policy on concentration. The Fund’s investments in church mortgage bonds and loans will generally be illiquid and unrated and involve limited availability of information. Thus, they can be difficult to value properly, particularly in distressed situations, such as the weak real estate and employment conditions prevailing in recent years. These securities are negatively affected by declines in real estate values. To the extent churches rely on their congregations for funds to make interest and principal payments on their obligations, unemployment and reduction in congregation size negatively affect the ability of churches to honor their obligations and may negatively affect property maintenance and, thus, the value of the property backing the security. The securities may also be invalidated or subordinated by a court to interests of other creditors. The Fund’s mortgage-related investments, including its church mortgage bonds and loans, also involve the risk of default, delay or reduction of interest payments, and collateral that can be illiquid. Mortgage-related securities also tend to be more sensitive to interest rate changes, since rising interest rates tend to extend these securities’ duration. If interest rates decline, mortgage-related securities may be subject to prepayment, which could reduce the Fund’s returns as it reinvests prepayment proceeds at lower rates. Mortgage-related securities are also negatively affected by declines in property values. If the Fund invests substantially in money market instruments for temporary defensive purposes, its potential returns could be reduced.

Risk Lose Money [Text]	rr_RiskLoseMoney	Investment in the Fund involves risk and your investment may lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Each table shows performance of Institutional Class; returns for Individual Class will be different. Updated performance information is available on the Fund’s website at www.stewardmutualfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following tables provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years compare with those of a broad measure of market performance.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.stewardmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Steward Select Bond Fund Year-by-year total return as of 12/31 each year (%) Institutional Class Shares
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	INSTITUTIONAL CLASS CALENDAR YEAR TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter - 3 rd Quarter 2006 3.21% Worst Quarter - 2 nd Quarter 2013 -2.80% Year-to-Date Return - 2 nd Quarter 2014 3.13%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the periods ended December 31, 2013
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred

After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table illustrates the impact of taxes on the Fund’s returns (Institutional Class is used for the illustration; numbers for Individual Class will be different). After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns depend on your own tax situation and may be different from those shown. This information does not apply if your Fund shares are held in a tax-deferred account such as an individual retirement account or 401(k) plan.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The Steward Funds’ Board of Directors approved a change in the benchmark index to which the performance of Steward Select Bond Fund (“Fund”) will be compared in the Average Annual Total Returns table in the prospectus. The benchmark which has been used previously is Barclays Capital Intermediate US Aggregate Bond Index. The new benchmark is Barclays Capital US Government/Credit Bond Index. The Fund’s investment adviser recommended the change because the Barclays Capital US Government/Credit Bond Index is a broader index than the Barclays Capital Intermediate US Aggregate Bond Index with a wider range of maturities. It was felt that the broader index more appropriately reflected the range and type of Fund investments, thereby providing shareholders with a better benchmark against which to evaluate the Fund’s relative performance.

Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Barclays Capital Intermediate US Aggregate
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital Intermediate US Aggregate Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(1.02%)
5 Years	rr_AverageAnnualReturnYear05	4.18%
Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Barclays Capital US Government/Credit Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Barclays Capital US Government/Credit Index (reflects no deduction for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.35%)
5 Years	rr_AverageAnnualReturnYear05	4.40%
Since Inception	rr_AverageAnnualReturnSinceInception	4.55%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Individual Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	$ 12.00
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.51%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.01%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum account fee (imposed on any account that has been open for at least a year and has a net asset value of less than $200)	rr_MaximumAccountFee	12.00
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.41%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2005	rr_AnnualReturn2005	1.25%
Annual Return 2006	rr_AnnualReturn2006	3.48%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	3.53%
Annual Return 2009	rr_AnnualReturn2009	5.72%
Annual Return 2010	rr_AnnualReturn2010	5.16%
Annual Return 2011	rr_AnnualReturn2011	3.25%
Annual Return 2012	rr_AnnualReturn2012	4.08%
Annual Return 2013	rr_AnnualReturn2013	(2.10%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.80%)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(2.10%)
5 Years	rr_AverageAnnualReturnYear05	3.19%
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(3.06%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	1.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004
Steward Select Bond Fund (Prospectus Summary) | Steward Select Bond Fund | Institutional Class | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(1.18%)
5 Years	rr_AverageAnnualReturnYear05	2.04%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct. 01, 2004